Pre-Opening Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Rents CNY	Dec. 31, 2011 Rents CNY	Dec. 31, 2010 Rents CNY	Dec. 31, 2012 Personnel cost CNY	Dec. 31, 2011 Personnel cost CNY	Dec. 31, 2010 Personnel cost CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY
Component of Operating Other Cost and Expense [Line Items]
Pre-Opening Costs	$ 37,028	230,690	184,298	111,210	191,538	153,229	88,177	15,488	13,273	5,214	23,664	17,796	17,819